Note 7 - Accounts Payable and Accrued Expenses - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts payable	$ 22,231	$ 174,539
Payroll tax liability	137,500	137,500
Officer bonus	80,000
Accrued interest	40,372	12,944
Total Accounts Payable and Accrued Expenses	$ 280,103	$ 324,983